Basic and diluted net earnings per share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share, Basic and Diluted [Abstract]
Reconciliation of Net Income and Weighted Average Shares Used in Computation of Basic and Diluted Earnings per Share
The reconciliation of the net earnings and the weighted average shares used in the computation of basic and diluted earnings per share are as follows:

	Three months ended June 30		Six months ended June 30
	2021	2020	2021	2020
Net earnings attributable to shareholders of AQN	$103,222	$286,219	$117,169	$222,422
Series A preferred shares dividend	1,249	1,107	2,464	2,282
Series D preferred shares dividend	1,027	910	2,026	1,875
Net earnings attributable to common shareholders of AQN – basic and diluted	$100,946	$284,202	$112,679	$218,265
Weighted average number of shares
Basic	614,013,963	529,440,246	606,876,299	527,634,250
Effect of dilutive securities	5,982,644	4,812,876	5,813,565	4,920,714
Diluted	619,996,607	534,253,122	612,689,864	532,554,964